Intangible Assets (Schedule of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets
Cost	$ 6,369	$ 6,468
Accumulated Amortization	(2,484)	(1,878)
Net	3,885	4,590
Customer Relationships [Member]
Intangible Assets
Cost	6,220	6,288
Accumulated Amortization	(2,427)	(1,835)
Net	3,793	4,453
Trademarks [Member]
Intangible Assets
Cost	149	180
Accumulated Amortization	(57)	(43)
Net	$ 92	$ 137